Other Income or Expense, Net	12 Months Ended
Dec. 31, 2022
Other Income or Expense, Net
Other Income or Expense, Net
22.	Other Income or Expense, Net

Other (expense) income for the years ended December 31, 2022, 2021 and 2020, is analyzed as follows:

	2022		2021		2020
Gain on disposition of OCEN (1)	Ps.	35,950	Ps.	4,547,029	Ps.	—
Gain on disposition of Radiópolis (2)		—		—		932,449
Donations (see Note 20)		(27,233)		(2,000)		(45,919)
Legal and financial advisory and professional services (3)		(218,731)		(191,609)		(421,760)
Gain on disposition of property and equipment		76,579		38,665		67,570
Deferred compensation (see Note 20) (4)		(129,810)		(207,640)		(225,804)
Dismissal severance expense (5)		(126,695)		(194,187)		(128,042)
Surcharges for payments of taxes of prior years (6)		—		(400,641)		—
Impairment adjustments (7)		—		(97,293)		(40,803)
Income for cash reimbursement received from Imagina (8)		—		—		167,619
Lawsuit settlement agreement, net (9)		(425,762)		—		—
Other, net		137		223,913		323,312
	Ps.	(815,565)	Ps.	3,716,237	Ps.	628,622

(1)	In 2022, included a purchase price adjustment paid to the Company on disposal of OCEN in the second quarter of 2022. In 2021, included a payment in cash on disposal of OCEN in the amount of Ps.4,806,549 (see Note 3).
(2)	In 2020, included a pretax gain on disposal of Radiópolis, the Group’s former Radio business in the amount of Ps.932,449 (see Note 3).
(3)	Includes primarily advisory and professional services in connection with certain litigation, financial advisory, and other matters (see Notes 3 and 20).
(4)

Includes the service cost of long-term deferred compensation plans for certain officers of the Group’s Cable segment, which payment becomes payable when certain financial targets (as defined in the plans) are met.

(5)	Includes severance expense in connection with the dismissals of personnel, as a part of a continued cost reduction plan.
(6)	In 2021, included surcharges for taxes paid by three subsidiaries of the Company in connection with tax assessments of prior years.
(7)	In 2021 and 2020, included impairment adjustments in connection with long-lived assets in the Group’s Other Business segment (see Note 13).
(8)

In the second quarter of 2020, the Company received a cash reimbursement from Imagina Media Audiovisual, S.L. (“Imagina”), in connection with a legal outcome that was favorable to Imagina, a former associate of the Company.

(9)

In the fourth quarter 2022, the Company announced a settlement agreement for a class action lawsuit and recognized an expense of U.S.$21.5 million (Ps.425,762) resulting from a related provision for the amount to be paid by the Company, net of an expected insurance reimbursement (see Note 27).